Cover	Jul. 02, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	001-42721
Entity Registrant Name	INDIGO ACQUISITION CORP
Entity Central Index Key	0002063816
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	801 Brickell Avenue
Entity Address, Address Line Two	Suite 1900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	438-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	INACU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	INAC
Security Exchange Name	NASDAQ
Rights, each entitling the holder to one tenth of one ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each entitling the holder to one tenth of one ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	INACR
Security Exchange Name	NASDAQ